Restructuring, Impairments and Gains on Sale - Gains and Impairment Charges (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 02, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Impairment and write-off of long-lived assets associated with restructuring		$ 442.0	$ 754.0	$ 797.0
Impairment expense, other		147.0	117.0	345.0
Impairment of intangible assets		36.0	0.0	0.0
Deconsolidation loss	$ 153.0	0.0	0.0	153.0
Impairment loss		0.0	0.0	120.0
Gain on sale of assets		0.0	(1.0)	(59.0)
Total		$ 625.0	$ 870.0	$ 1,356.0